Contingent Liabilities (Details) (USD $)	Dec. 31, 2013	Dec. 11, 2013
Contingent Liabilities [Line Items]
Accrued environmental loss liabilities	$ 20,000,000
Commitments For Construction And Acquisition Of Property Plant And Equipment	1,400,000,000
Customer Refund Liability, Current	98,000,000
Notice of Penalty		99,000
Environmental Protection Agency [Member]
Contingent Liabilities [Line Items]
Accrued environmental loss liabilities	13,000,000
Natural gas underground storage facilities [Member]
Contingent Liabilities [Line Items]
Accrued environmental loss liabilities	$ 7,000,000